CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed balance sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 5,448	$ 17,670
Short-term investment	2,360
Cryptocurrency assets	14,972	53,190
Total current assets	35,336	93,256
Non-current assets:
Intangible assets, net	3,314	71,931
Total non-current assets	51,468	200,973
TOTAL ASSETS	86,804	294,229
Current liabilities:
Accrued payroll and welfare payable	819	489
Accrued expenses and other liabilities	5,155	18,738
Total current liabilities	30,839	84,397
TOTAL LIABILITIES	33,676	88,966
Shareholders' equity:
Additional paid-in capital	620,807	590,567
Treasury shares	21,604	21,604
Accumulated other comprehensive loss	(3,960)	(2,355)
Total shareholder's equity	53,128	179,890
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	86,804	294,229
Parent Company
Current assets:
Cash and cash equivalents	137	126	$ 510	$ 877
Short-term investment	2,360
Cryptocurrency assets	2,811	16,807
Other current assets	32,285	44,362
Amounts due from intergroup companies	169,459	95,697
Total current assets	207,052	156,992
Non-current assets:
Investment in subsidiaries and VIEs	(129,151)	37,355
Intangible assets, net	125	140
Total non-current assets	(129,026)	37,495
TOTAL ASSETS	78,026	194,487
Current liabilities:
Accrued payroll and welfare payable	159	73
Accrued expenses and other liabilities	619	3,531
Amounts due to intergroup companies	24,120	10,993
Total current liabilities	24,898	14,597
TOTAL LIABILITIES	24,898	14,597
Shareholders' equity:
Additional paid-in capital	620,807	590,567
Treasury shares	(21,604)	(21,604)
Accumulated other comprehensive loss	(3,960)	(2,355)
Accumulated deficit and statutory reserve	(542,169)	(386,754)
Total shareholder's equity	53,128	179,890
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	78,026	194,487
Class A Ordinary shares
Shareholders' equity:
Ordinary shares, value	54	36
Class A Ordinary shares | Parent Company
Shareholders' equity:
Ordinary shares, value	$ 54	$ 36